ACQUISITIONS - Income Producing Properties - Additional Information (Details) $ in Thousands, € in Millions, ft² in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 CAD ($) ft²	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 EUR (€)	Oct. 18, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Construction costs			$ 12,400	$ 12,400		€ 8.1
Sqaure feet land used for expansion | ft²			0.1
Income-producing properties
Disclosure of detailed information about business combination [line items]
Investment Properties Transaction Costs Recognised As on Acquisition Date				15,200	$ 4,100
Right-of-use assets					20,500
Payment of tenant allowance as part of property purchase	$ 6,800	€ 4.4
Pooler GA
Disclosure of detailed information about business combination [line items]
Total acquisition cost			$ 105,373	$ 105,373	$ 63,271		$ 63,271